Ready Assets Government Liquidity Fund

(the “Fund”)

Supplement dated November 13, 2019 to the

Summary Prospectus, Prospectus and Statement of Additional Information

of the Fund, each dated August 28, 2019, as supplemented to date

On November 12, 2019, the Board of Trustees of the Fund approved a proposal to extend the effective date to close the Fund to share purchases. Accordingly, effective at the close of business on March 31, 2020, the Fund will no longer accept share purchase orders.

Effective immediately, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:

The sections of the Fund’s Summary Prospectus and Prospectus entitled “Key Facts About Ready Assets Government Liquidity Fund — Purchase and Sale of Fund Shares” and “Fund Overview — Key Facts About Ready Assets Government Liquidity Fund — Purchase and Sale of Fund Shares,” respectively, are each amended to replace the last paragraph of such section in its entirety with the following:

Effective at the close of business on March 31, 2020, the Fund will no longer accept purchase orders. Shareholders may continue to redeem their Fund shares.

The section of the Fund’s Prospectus entitled “Account Information — How to Buy, Sell and Transfer Shares” is amended to delete the fifth paragraph of such section in its entirety and replace it with the following:

Effective at the close of business on March 31, 2020, the Fund will no longer accept purchase orders. Dividends will continue to be reinvested, at the shareholders’ option, in shares of the Fund. Shareholders may continue to redeem their Fund shares.

The section of the Fund’s Prospectus entitled “Management of the Fund — BlackRock” is amended to delete the fourth paragraph of such section in its entirety and replace it with the following:

BlackRock and the Fund’s distributor voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain a minimum level of daily net investment income. BlackRock and the Fund’s distributor may discontinue this waiver and/or reimbursement at any time without notice. Additionally, effective as of March 31, 2020, the Fund’s distributor agreed to waive all fees paid by the Fund pursuant to the shareholder servicing (12b-1) plan. The Fund’s distributor may discontinue this waiver at any time without notice.

The section of Part I of the Fund’s Statement of Additional Information entitled “Management, Advisory and Other Service Arrangements — Management Arrangements” is amended to delete footnote 1 to the table in the third paragraph of such section in its entirety and replace it with following:

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The Manager and BlackRock Investments, LLC (“BRIL”), the Fund’s distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain a minimum level of daily net investment income. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time without notice. Additionally, effective as of March 31, 2020, BRIL agreed to waive all fees paid by the Fund pursuant to the shareholder servicing (12b-1) plan. BRIL may discontinue this waiver at any time without notice.

The section of Part I of the Fund’s Statement of Additional Information entitled “Information on Distribution Related Expenses” is amended to delete footnote 1 to the table in the second paragraph of such section in its entirety and replace it with following:

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BlackRock and BRIL have voluntarily agreed to waive a portion of the distribution fee and/or reimburse operating expenses to enable the Fund to maintain a minimum level of daily net investment income. BlackRock and BRIL may discontinue this waiver and/or reimbursement at any time without notice. Additionally, effective as of March 31, 2020, BRIL agreed to waive all fees paid by the Fund pursuant to the shareholder servicing (12b-1) plan. BRIL may discontinue this waiver at any time without notice.

The section of Part II of the Fund’s Statement of Additional Information entitled “Purchase of Shares —Purchase of Shares of Ready Assets Government Liquidity and U.S. Treasury Money” is amended to delete the second paragraph of such section in its entirety and replace it with following:

Effective at the close of business on March 31, 2020, Ready Assets Government Liquidity will no longer accept purchase orders. Dividends will continue to be reinvested, at the shareholders’ option, in shares of Ready Assets Government Liquidity. Shareholders may continue to redeem their shares of Ready Assets Government Liquidity.

Shareholders should retain this Supplement for future reference.

PR2SAI-RAGL-1119SUP

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